Interest and Other Income from Continuing Operations (Tables)	12 Months Ended
Jun. 30, 2022
Interest and Other Income from Continuing Operations Table [abstract]
Schedule of interest and other income from continuing operations
	Years Ended June 30,
	2022	2021	2020

Interest income
Interest income	2,504	20,676	17,117
Total interest income	2,504	20,676	17,117

Other income
R&D Tax Incentive (1)	4,669,405	4,126,364	-
COVID-19 relief (2)	-	145,626	122,729
Other grant (3)	454,120	213,235	-
Total other income	5,123,525	4,485,225	122,729

Total interest and other income from continuing operations	5,126,029	4,505,901	139,846

(1)	A 43.5% R&D Tax incentive refundable tax offset, will be available to eligible small companies with an annual aggregate turnover of less than $20 million. In the year ended June 30, 2020, the Group did not obtain a Commissioner’s Discretion pursuant to subsection 328-126(6) of the Income Tax Assessment Act 1997 regarding the Group’s eligibility to receive the R&D Tax incentive so did not recognize a receivable and other income of $3,363,433 relating to eligible expenditure for the year ended June 30, 2020. The income tax return for the year ended June 30, 2020 has since been lodged and the R&D Tax Incentive assessed as a non-refundable cash offset. The Group has objected against this assessment. For the years ended June 30, 2022 and June 30, 2021, the Group is eligible to receive the refundable tax offset, so a Commissioner’s Discretion was not required and the management has assessed activities and expenditures that are likely to be eligible under the incentive scheme and therefore recorded $4,669,405 and $4,126,364 in other income.

(2)	The COVID-19 relief relates to government assistance received during the year, from the Australian Governments (at both federal and state level), in response to the economic and financial challenges in the current economy. This COVID-19 relief consists of the eligible cash flow boost grants and state level payroll tax refund and waivers. The Group has recognised this relief as part of government grants in line with IAS 20.

(3)	Other grant relates to the receipt of grant funding awarded by Michael J. Fox Foundation for Parkinson’s Research during the year ended June 30, 2022 and June 30, 2021.